CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income (loss)	$ 13,845	$ (4,321)	$ 772
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	2,895	1,375	933
Equity-based compensation	3,204	1,929	143
Non-employee equity-based compensation	1,492	1,384
Amortization of debt issuance costs	358	133	314
Loss on extinguishment of debt	726
Bad debt expense (recovery)	(51)	195	(37)
Loss from equity method investment		52	80
Loss on disposal/sale of property and equipment	70		4
Changes in operating assets and liabilities:
Accounts receivable, net	(3,761)	(2,956)	(243)
Inventories	(4,831)	(10,897)	289
Prepaid expenses and other assets	(5,283)	(1,054)	(692)
Accounts payable	4,646	7,032	986
Accrued liabilities	3,659	6,425	3,082
Accrued sales tax	(23)	292	120
Deferred revenue and gift card liability	2,719	3,315	593
Other liabilities	334		(656)
Net cash provided by (used in) operating activities	(7,691)	11,546	4,144
Investing activities
Purchases of property and equipment	(19,287)	(9,760)	(1,043)
Cash paid for asset purchases			(63)
Net cash used in investing activities	(19,287)	(9,760)	(1,106)
Financing activities
Proceeds from issuance of long-term debt, net of cash paid for debt issuance costs of $338, $591 and $59 in 2021, 2020 and 2019, respectively	38,402	16,436	2,699
Repayment of long-term debt	(20,058)	(7,333)	(4,670)
Repayment of and restricted cash for capital lease obligations	(1,663)	(451)	(396)
Issuance of Series A preferred equity, net of cash paid for issuance costs of $4,897		145,103
Payment of Series A preferred dividends	(7,001)
Repurchase of member units		(125,000)
Repayment of notes receivable from members		56	201
Net cash provided by (used in) financing activities	9,680	28,811	(2,166)
Net increase (decrease) in cash, cash equivalents, and restricted cash	(17,298)	30,597	872
Beginning cash, cash equivalents, and restricted cash	35,632	5,035	4,163
Ending cash, cash equivalents, and restricted cash	18,334	35,632	5,035
Non-cash operating activities
Accrued other assets	750
Deferred transaction costs	1,214
Non-cash investing and financing activities
Issuance of Series A preferred unit dividend	1,406
Equity investment of property and equipment			107
Accrued Series A preferred equity distribution and related discount amortization	27,510	870
Issuance of note and other payables for repurchase of member units			2,000
Capital expenditures financed through credit facilities and capital leases		6,430	77
Accrued capital expenditures	803	140	183
Supplemental cash flow information
Cash paid for state income taxes	147	114	14
Cash paid for interest	$ 719	$ 1,007	$ 332